CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 July 22, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:            First Trust Exchange-Traded Fund II
                     (Registration Nos. 333-143964, 811-21944)
                   ---------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant's Prospectus filed pursuant to Rule 497(d) on July 18, 2011. The Registration Statement relates to First Trust ISE Cloud Computing Index Fund, a series of First Trust Exchange-Traded Fund II.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By: /s/ Morrison C. Warren
                                              --------------------------
                                                 Morrison C. Warren
Enclosures